GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

September 26, 2008

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Frontegra Funds, Inc. Definitive Proxy Material

Ladies and Gentlemen:

        In accordance with Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Frontegra Funds, Inc. (the "Company"), please find a the Definitive Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Company to be held on October 30, 2008.  Also enclosed is a Schedule 14A cover sheet.

        If you have any questions concerning this filing, please contact me directly at 414-287-9334.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:	Working Group

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